UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2018 to June 30, 2018

Date of Report (Date of earliest event reported):  August 13, 2018
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity(1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator (2) # $ (%)	Assets That Were Subject of Demand (3) # $ (%)	Assets That Were Repurchased or Replaced (3) # $ (%)	Assets Pending Repurchase or Replacement (within cure period) (3) # $ (%)	Demand in Dispute # $ (%)	Demand Withdrawn # $ (%)	Demand Rejected # $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)

GNMA-II Pool # BG2882		loanDepot.com, LLC	16 / $ 2,672,660 / 100%	1 / $ 137,835 / 5.16%		1 / $ 137,835 / 5.16%
GNMA-II Pool # BG2884		loanDepot.com, LLC	33 / $ 7,429,754 / 100%	4 / $ 1,017,192 / 13.69%		4 / $ 1,017,192 / 13.69%
GNMA-II Pool # BG2886		loanDepot.com, LLC	8 / $ 1,732,402 / 100%	1 / $ 87,636 / 5.06%		1 / $ 87,636 / 5.06%
GNMA-II Pool # BG2888		loanDepot.com, LLC	39 / $ 10,785,248 / 100%	18 / $ 5,967,724 / 55.33%		18 / $ 5,967,724 / 55.33%
GNMA-II Pool # BG2889		loanDepot.com, LLC	141 / $ 35,376,736 / 100%	4 / $ 1,302,050 / 3.68%		4 / $ 1,302,050 / 3.68%
GNMA-II Pool # BG2891		loanDepot.com, LLC	16 / $ 10,284,324 / 100%	4 / $ 2,918,515 / 28.38%	1 / $ 597,000 / 5.8%	3 / 2321515 / 22.58%
GNMA-II Pool # BG2892		loanDepot.com, LLC	24 / $ 5,067,558 / 100%	5 / $ 1,626,572 / 32.1%		5 / $ 1,626,572 / 32.1%
GNMA-II Pool # BG2893		loanDepot.com, LLC	46 / $ 15,158,274 / 100%	1 / $ 275,000 / 1.81%		1 / $ 275,000 / 1.81%
GNMA-II Pool # BG2894		loanDepot.com, LLC	169 / $ 40,762,839 / 100%	5 / $ 1,910,000 / 4.69%		5 / $ 1,910,000 / 4.69%
GNMA-II Pool # BH7330		loanDepot.com, LLC	19 / $ 4,921,379 / 100%	1 / $ 443,305 / 9.01%		1 / $ 443,305 / 9.01%
GNMA-II Pool # BH7333		loanDepot.com, LLC	151 / $ 35,677,041 / 100%	3 / $ 926,349 / 2.6%		3 / $ 926,349 / 2.6%
GNMA-II Pool # BH7335		loanDepot.com, LLC	69 / $ 15,806,596 / 100%	1 / $ 135,000 / 0.85%		1 / $ 135,000 / 0.85%
GNMA-II Pool # BH7338		loanDepot.com, LLC	74 / $ 12,376,957 / 100%	3 / $ 693,867 / 5.61%		3 / $ 693,867 / 5.61%
GNMA-II Pool # BH7340		loanDepot.com, LLC	27 / $ 8,065,932 / 100%	7 / $ 2,439,969 / 30.25%		7 / $ 2,439,969 / 30.25%
GNMA-II Pool # BH7342		loanDepot.com, LLC	53 / $ 11,092,533 / 100%	1 / $ 242,755 / 2.19%		1 / $ 242,755 / 2.19%
GNMA-II Pool # BH7344		loanDepot.com, LLC	18 / $ 5,141,448 / 100%	2 / $ 880,967 / 17.13%		2 / $ 880,967 / 17.13%

GNMA-II Pool # BH7345	loanDepot.com, LLC	55 / $ 12,938,190 / 100%	1 / $ 338,307 / 2.61%		1 / $ 338,307 / 2.61%	1 / $ 338,307 / 2.61%
GNMA-II Pool # BH7347	loanDepot.com, LLC	24 / $ 14,419,500 / 100%	2 / $ 1,420,035 / 9.85%		2 / $ 1,420,035 / 9.85%
GNMA-II Pool # BH7348	loanDepot.com, LLC	83 / $ 22,156,470 / 100%	1 / $ 348,000 / 1.57%		1 / $ 348,000 / 1.57%
GNMA-II Pool # BH7372	loanDepot.com, LLC	139 / $ 34,220,117 / 100%	1 / $ 397,705 / 1.16%		1 / $ 397,705 / 1.16%
GNMA-II Pool # BH7376	loanDepot.com, LLC	46 / $ 11,179,137 / 100%	1 / $ 130,000 / 1.16%		1 / $ 130,000 / 1.16%
Total:		1,250 / $317,265,095 / 100%	67 / $23,638,783 / 7.45%	1 / $597,000 / 2.59%	66 / $23,041,783 / 7.28%	1 / $338,307 / 1.47%

(1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.
(2)
The information reported in columns (g) through (o) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

(3)
GNMA requested each of the assets identified in columns (g) through (o) be repurchased due to their non-compliance with the Economic Growth, Regulatory Relief, and Consumer Protection Act (S.2155 / P.L. 115-174), which was signed into law on May 24, 2018, issued on May 30, 2018 and became effective on June 1, 2018. On May 30, 2018, GNMA issued a release stating that: “Ginnie Mae understands that some Issuers have already certified pools and loan packages for June 2018 issuances, which may contain loans that do not meet the seasoning requirements implemented by the Act and reflected on this memorandum…. Notwithstanding the foregoing, Issuers are required to review and evaluate the eligibility of any VA Refinances submitted with any pools or loan packages scheduled for June delivery or later.”

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 13, 2018	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
Name: Jeff DerGurahian
Title: Chief Capital Markets Officer